Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 1,027.4	$ 905.1	$ 766.8
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2,252.3	2,003.7
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,224.9	1,098.6
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	313.5	292.4	255.4
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	936.2	844.8
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	622.7	552.4
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	403.6	348.1	273.9
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	854.0	757.9
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	450.4	409.8
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	247.4	216.6	192.0
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	399.2	353.0
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	151.8	136.4
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	62.9	48.0	$ 45.5
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 62.9	$ 48.0